Transactions and balances with related parties - Related party balances' analysis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Transactions and balances with related parties
Amounts receivable (payable)	$ 8,475,446	$ 6,286,469
Kyklades Maritime Corporation
Transactions and balances with related parties
Amounts receivable (payable)	8,475,446	6,286,469
Amounts receivable	$ 8,475,446	$ 6,286,469